DEBT - Loan Notes (Details) - GBP (£)	2 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 12, 2024	Jun. 29, 2023
Debt Instrument [Line Items]
Convertible notes payable		£ 0
Nonrelated Party
Debt Instrument [Line Items]
Convertible notes payable		0	£ 1,771,593
Convertible notes payable, at fair value		0	1,213,564
Related Party
Debt Instrument [Line Items]
Convertible notes payable		0	999,937
Convertible notes payable, at fair value		£ 0	40,930
Unsecured Convertible Loan Notes | Nonrelated Party
Debt Instrument [Line Items]
Convertible notes payable, at fair value			1,213,564
Unsecured Convertible Loan Notes | Related Party
Debt Instrument [Line Items]
Convertible notes payable, at fair value			40,930
Convertible Debt | Nonrelated Party
Debt Instrument [Line Items]
Long-term debt, gross			1,771,593
Convertible Debt | Secured Convertible Loan Notes
Debt Instrument [Line Items]
Aggregate principal amount					£ 2,500,000
Interest rate					12.00%
Conversion notice period					20 days
Convertible notes company valuation trigger					£ 58,000,000
Convertible Debt | Secured Convertible Loan Notes | Nonrelated Party
Debt Instrument [Line Items]
Long-term debt, gross			1,453,593
Convertible Debt | Secured Convertible Loan Notes | Related Party
Debt Instrument [Line Items]
Long-term debt, gross			999,937
Convertible Debt | Pantheon Loan Note
Debt Instrument [Line Items]
Aggregate principal amount				£ 318,000
Interest rate				12.00%
Long-term debt, gross			£ 318,000
Convertible Debt | Unsecured Convertible Loan Notes
Debt Instrument [Line Items]
Aggregate principal amount	£ 2,100,000
Interest rate	12.00%
Monthly interest rate	1.00%
Conversion discount percentage	50.00%